Segmented Information	6 Months Ended
Dec. 31, 2011
Segmented Information [Abstract]
Segmented Information
10.	Segmented Information:

Segmented information has been compiled based on the geographic regions in which the Company has acquired mineral properties and performs exploration activities.

Loss by geographical segment for the six month period ended December 31, 2011:

	United States	Mexico	Total
Interest income	$13,017	$3,923	$16,940
Other income	73,130	-	73,130
Total income	$86,147	$3,923	$90,070

Expenses:
Exploration	2,774,323	4,029,932	6,804,255
Professional fees	608,928	-	608,928
Directors compensation	223,769	-	223,769
Travel and lodging	108,853	-	108,853
Corporate communications	167,444	-	167,444
Consulting fees	256,630	-	256,630
Office and administration	200,515	9,882	210,397
Interest and service charges	2,745	1,690	4,435
Insurance	155,978	-	155,978
Amortization	20,049	19,389	39,438
Accretion	76,852	-	76,852
Miscellaneous Expenses	-	-	-
Total Expenses	4,596,086	4,060,893	8,656,979
Net loss before other items	$4,509,939	$4,056,970	$8,566,909

Other item
Change in fair value of warrant liability	(7,288,119)	-	(7,288,119)
Loss on sale of Marketable Securities	4,129	-	4,129
Net Loss	$(2,774,051)	$4,056,970	$1,282,919

Other comprehensive loss
Foreign Currency Translation Adjustment	61,126	-	61,126
Unrealized loss on available for sale securities	139,051	-	139,051
Total Comprehensive Loss for the Period	$(2,573,874)	$4,056,970	$1,483,096

Loss by geographical segment for the three month period ended December 31, 2010:
	United States	Mexico	Total
Interest income	$46,351	$1	$46,352
Other Income	$178,230	$-	$178,230
Total income	$224,581	$1	$224,582

Expenses:
Exploration	1,542,934	2,169,924	3,712,858
Professional fees	636,064	-	636,064
Directors compensation	192,727	-	192,727
Travel and lodging	118,155	-	118,155
Corporate communications	81,424	-	81,424
Consulting fees	245,625	-	245,625
Office and administration	187,046	35,785	222,831
Interest and service charges	4,302	1,714	6,016
Insurance	138,588	-	138,588
Amortization	9,327	28,849	38,176
Accretion	49,464		49,464
Acquisition Expenses	1,081,030	-	1,081,030
Total Expenses	4,286,686	2,236,272	6,522,958
Net loss before other items	$4,062,105	$2,236,271	$6,298,376

Other item
Change in fair value of Equity Conversion Right	179,955	-	179,955
Change in fair value of warrant liability	22,319,256	-	22,319,256
Net Loss	$26,561,316	$2,236,271	$28,797,587

Other comprehensive loss
Foreign Currency Translation Adjustment	(271,779)	-	(271,779)
Total Comprehensive Loss for the Period	$26,289,537	$2,236,271	$28,525,808

Assets by geographical segment:

	United States	Mexico	Total

September 30, 2011
Mineral properties	$28,437,596	$22,142,263	$50,579,859
Equipment	111,635	353,975	465,610

June 30, 2011
Mineral properties	27,373,596	22,142,263	49,515,859
Equipment	$131,683	$356,057	$487,740